Derivatives and Hedging - Fair Value Of Derivatives (Details) - USD ($) $ in Thousands	Oct. 29, 2017	Oct. 30, 2016
Derivatives fair value
Fair values of derivative instruments	$ 326	$ (50)
Derivatives designated as hedges | Commodity contracts | Other current assets
Derivatives fair value
Fair values of derivative instruments	$ 326	(194)
Derivatives not designated as hedges | Commodity contracts | Other current assets
Derivatives fair value
Fair values of derivative instruments		$ 144